Other Financial Information (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued Liabilities Abstract
Accrued wages and benefits	$ 329	$ 199
Other accrued expenses	73	49
Total accrued and other liabilities	$ 402	$ 248